NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2021	May 22, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2016
Interest Rate							0.00%
Convertible per share							$ 0.525
Interest expenses					$ 17,744	$ 306,158
Accured Interest					0	581,366
Current portion of convertible notes payable, net of debt discount			$ 10,500		1,020,350	372,232
Amortization of debt discounts			6,159	$ 0	0	2,174,273
Short-term notes payable			$ 1,282,290		1,020,350	372,232
Loan proceeds					$ 0	$ 320,500
Note Purchase Agreement [Member]
Promissory note, Principal amount	$ 1,580,000
Interest rate	8.00%
Cash payments (Quarterly)	$ 250,000
Aggregate amount required during each quarter	250,000
Aggregate amount required during each quarter (Minimum payment)	$ 50,000
SinglePoint Direct Solar [Member] | Promissory Note [Member]
Debt instrument, maturity date descriptions			dated May 22, 2020, bears interest at 3.75%, has a 30-year term, is secured by substantially all assets of the Company		due in 18 monthly installments beginning December
Debt instrument, principal amount					$ 311,070
Debt instrument, interest rate					1.00%
EIDL [Member]
Interest Rate		3.75%
Short-term notes payable			$ 8,041		$ 141,959
Loan proceeds		$ 150,000
Debt instrument, maturity term		30 years
Debt instrument, maturity date descriptions		a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $731 beginning May 1, 2021.
Monthly Installment		$ 731
May, 2020 [Member] | Short Term Notes Payable [Member]
Debt instrument, principal amount					312,300
Proceeds from loan payable					$ 332,737
Debt instrument, maturity date					May 07, 2022
Undesignated Preferred Stock [Member]
Short-term notes payable					$ 60,371
Fair value of consideration			339,599		339,599
Purchase consideration			450,000		450,000
Remaining Purchase consideration			$ 120,741
Long-term notes-payable					60,370
Balance outstanding					$ 50,000